Schedule of General and Administrative Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Salaries and compensation			$ 2,431,533	$ 1,135,535
Professional fees			525,971	198,175
Office			630,662	29,798
Filing and Transfer Fees			92,574	112,783
Advertising			353,143
Travel			33,160
Penalties			30,652
Bank charges and other			11,302	63,847
General and Administrative	$ 1,774,447	$ 509,335	$ 4,108,997	$ 1,540,138